Losses and Loss Adjustment Expenses - Net Loss Reserves By Acquisition And Year (Details) - Run-off $ in Thousands	Dec. 31, 2020 USD ($)
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	$ 7,587,170
Asbestos
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	1,563,706
Environmental
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	261,387
General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	1,732,445
Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	1,687,272
Marine, aviation and transit
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	283,868
Construction defect
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	106,135
Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	833,085
Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	732,268
Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	130,309
All Other
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	256,695
2010 and Prior
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	329,442
2010 and Prior | Asbestos
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	142,028
2010 and Prior | Environmental
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	42,356
2010 and Prior | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	52,582
2010 and Prior | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	42,908
2010 and Prior | Marine, aviation and transit
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	8,760
2010 and Prior | Construction defect
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	43
2010 and Prior | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	7,539
2010 and Prior | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	12,452
2010 and Prior | Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	3,301
2010 and Prior | All Other
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	17,473
2011
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	152,446
2011 | Asbestos
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	0
2011 | Environmental
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	0
2011 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	13,270
2011 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	125,649
2011 | Marine, aviation and transit
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	2,747
2011 | Construction defect
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	0
2011 | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	9,564
2011 | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	201
2011 | Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	161
2011 | All Other
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	854
2012
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	43,173
2012 | Asbestos
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	0
2012 | Environmental
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	0
2012 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	9,983
2012 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	0
2012 | Marine, aviation and transit
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	0
2012 | Construction defect
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	0
2012 | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	23,210
2012 | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	276
2012 | Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	7,008
2012 | All Other
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	2,696
2013
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	76,742
2013 | Asbestos
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	7,767
2013 | Environmental
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	0
2013 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	16,696
2013 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	48,207
2013 | Marine, aviation and transit
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	(188)
2013 | Construction defect
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	0
2013 | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	0
2013 | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	0
2013 | Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	0
2013 | All Other
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	4,260
2014
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	92,450
2014 | Asbestos
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	0
2014 | Environmental
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	0
2014 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	31,610
2014 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	0
2014 | Marine, aviation and transit
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	10,592
2014 | Construction defect
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	0
2014 | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	20,942
2014 | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	1,465
2014 | Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	18,165
2014 | All Other
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	9,676
2015
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	384,217
2015 | Asbestos
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	0
2015 | Environmental
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	0
2015 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	34,704
2015 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	287,653
2015 | Marine, aviation and transit
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	1,616
2015 | Construction defect
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	36,258
2015 | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	0
2015 | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	13,147
2015 | Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	3,880
2015 | All Other
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	6,959
2016
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	835,389
2016 | Asbestos
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	407,958
2016 | Environmental
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	89,865
2016 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	3,727
2016 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	219,157
2016 | Marine, aviation and transit
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	32
2016 | Construction defect
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	14,289
2016 | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	76,314
2016 | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	0
2016 | Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	465
2016 | All Other
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	23,582
2017
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	1,042,254
2017 | Asbestos
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	726,901
2017 | Environmental
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	22,891
2017 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	44,551
2017 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	53,659
2017 | Marine, aviation and transit
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	77,321
2017 | Construction defect
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	18,836
2017 | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	0
2017 | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	3,710
2017 | Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	(114)
2017 | All Other
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	94,499
2018
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	1,327,860
2018 | Asbestos
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	1,105
2018 | Environmental
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	11,203
2018 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	228,419
2018 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	322,737
2018 | Marine, aviation and transit
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	106,431
2018 | Construction defect
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	0
2018 | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	331,676
2018 | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	260,797
2018 | Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	47,270
2018 | All Other
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	18,222
2019
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	1,339,435
2019 | Asbestos
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	277,947
2019 | Environmental
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	95,072
2019 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	218,995
2019 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	387,438
2019 | Marine, aviation and transit
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	56,709
2019 | Construction defect
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	36,709
2019 | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	130,906
2019 | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	17,899
2019 | Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	39,286
2019 | All Other
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	78,474
2020
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	1,963,762
2020 | Asbestos
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	0
2020 | Environmental
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	0
2020 | General Casualty
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	1,077,908
2020 | Workers' compensation/personal accident
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	199,864
2020 | Marine, aviation and transit
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	19,848
2020 | Construction defect
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	0
2020 | Professional indemnity/ Directors & Officers
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	232,934
2020 | Motor
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	422,321
2020 | Property
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	10,887
2020 | All Other
Liability for Claims and Claims Adjustment Expense [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance	$ 0